Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2011	2010

Trade creditors	$57.7	$71.3
Other creditors and accruals	48.7	29.6
Total accounts payable and accrued liabilities	$106.4	$100.9